Share Capital and Reserves (Narrative) (Details)	1 Months Ended			12 Months Ended
	Jul. 31, 2019 CAD ($) $ / shares shares	Sep. 30, 2018 CAD ($) $ / shares shares	Feb. 28, 2018 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares $ / shares	Dec. 31, 2018 CAD ($) shares $ / shares	Jan. 31, 2019 $ / shares shares
Disclosure of classes of share capital [line items]
Proceeds from common share | $				$ 21,045,000	$ 48,907,549
Stock option, granted				1,921,424	2,799,256
Weighted average exercise price | $ / shares				$ 0.76	$ 0.87
Stock option, Exercise				355,000	2,415,666
Proceeds from Stock options | $				$ 269,350	$ 2,113,632
Stock option, Expired				545,000	292,934
Stock option, Cancelled					(25,000)
Stock option expense | $				$ 1,918,737	$ 3,227,899
Officers and directors [Member]
Disclosure of classes of share capital [line items]
Stock option, granted				664,730	567,110
Option term				Certain RSUs issued to officers of the Company vest either one-third every year or approximately three years from the grant date. The directors of the Company, who have been granted RSUs, have the entitlement to have one-third of the grant vest every year. However, the RSUs will vest only when the director’s position on the Board has been terminated.
Fair value of stock options | $				$ 1,156,630	$ 1,196,602
0.77 [Member]
Disclosure of classes of share capital [line items]
Stock option, Exercise				450,000
0.73 [Member]
Disclosure of classes of share capital [line items]
Stock option, Exercise				200,000
Stock Option One [Member]
Disclosure of classes of share capital [line items]
Stock option, granted				1,821,424	100,000
Weighted average exercise price | $ / shares				$ 1.74	$ 1.96
Fair value of stock options | $				$ 1,534,992	$ 102,519
Stock Option Two [Member]
Disclosure of classes of share capital [line items]
Stock option, granted				50,000	2,439,256
Weighted average exercise price | $ / shares				$ 1.49	$ 2.11
Fair value of stock options | $				$ 32,998	$ 2,599,050
Stock Option Three [Member]
Disclosure of classes of share capital [line items]
Stock option, granted				50,000	100,000
Weighted average exercise price | $ / shares				$ 1.20	$ 2.11
Fair value of stock options | $				$ 28,802	$ 105,740
Stock Option Four [Member]
Disclosure of classes of share capital [line items]
Stock option, granted					160,000
Weighted average exercise price | $ / shares					$ 1.96
Fair value of stock options | $					$ 156,288
Stock Option [Member]
Disclosure of classes of share capital [line items]
Common share issued				355,000	2,415,666
Stock option, granted				1,921,424	2,799,256
Stock option, Exercise				355,000	2,415,666
Proceeds from Stock options | $				$ 269,350	$ 2,113,632
Fair value of stock options | $				$ 216,991	$ 1,641,078
Stock option, Expired				545,000	292,934
Stock option, Cancelled					25,000
Fair value transferred from reserves to deficit | $				$ 579,937	$ 224,306
Private Placement [Member]
Disclosure of classes of share capital [line items]
Common share issued		5,230,901	18,626,440
Price per share | $ / shares		$ 2.05	$ 2.05
Proceeds from common share | $		$ 10,723,347	$ 38,184,202
Net of cash commissions and expenses | $		$ 466,386	$ 2,623,077
Underwritten public offering financing [Member]
Disclosure of classes of share capital [line items]
Common share issued	17,250,000
Price per share | $ / shares	$ 1.22
Proceeds from common share | $	$ 21,045,000
Net of cash commissions and expenses | $	$ 1,751,571
Vesting of restricted share units [Member]
Disclosure of classes of share capital [line items]
Common share issued						113,208
Price per share | $ / shares						$ 1.66
Restricted Share Unit (RSU) [Member]
Disclosure of classes of share capital [line items]
Stock option, Cancelled				155,284
Fair value transferred from reserves to deficit | $				$ 68,072
Stock option expense | $				$ 918,339	$ 654,127
Common Stock reserved for issue				5,000,000